BLUE CREATION Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 218,516	$ 154,114	$ 156,488
Payments to Acquire Businesses, Gross		0	0	9,471
Payments to Acquire Businesses, Net of Cash Acquired		$ 0	$ 2,882	$ 0
Blue Creation [Member]
Business Acquisition [Line Items]
Goodwill	$ 920
Payments to Acquire Businesses, Gross	6,400
Payments to Acquire Businesses, Net of Cash Acquired	2,900
Business Combination, Contingent Consideration, Liability	$ 500
Business Acquisition, Effective Date of Acquisition	Nov. 02, 2016